SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	NOTE 23 - SUBSEQUENT EVENTS In July 2021, the two German facilities were not drawn and consequently expired in accordance with their contractual terms.